BUSINESS COMBINATIONS - Minority Interest Purchase Agreement (Huddle Group) (Details) $ / shares in Units, $ in Thousands	Dec. 31, 2018 USD ($)	Oct. 18, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Mar. 31, 2016 USD ($)	Jan. 22, 2016 USD ($) shares $ / shares	Apr. 02, 2015 USD ($)	Feb. 28, 2015 USD ($)	Oct. 25, 2014 USD ($)	Oct. 23, 2014 USD ($)	Apr. 22, 2014 USD ($)	Apr. 21, 2014 USD ($)	Oct. 21, 2013 USD ($)	Oct. 11, 2013 USD ($)
Disclosure of detailed information about business combination [line items]
Total consideration paid net of cash and cash equivalents acquired	$ 4,137		$ 19,149	$ 16,584
Cash transferred	4,328		$ 21,300	$ 19,525
Huddle Group
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired										13.75%				86.25%
Total consideration paid net of cash and cash equivalents acquired	8,136									$ 650				$ 8,395
Cash transferred		$ 115			$ 187		$ 647	$ 225	$ 870	$ 100	$ 861	$ 2,156	$ 3,436
Number of instruments or interests issued or issuable | shares						11,213
Business combination, share price | $ / shares						$ 27.2
Business combination, remaining liability canceled in lieu of treasury shares, amount						$ 305
Business combination, percentage of voting interest acquired, total										100.00%
Major business combination | Huddle Group
Disclosure of detailed information about business combination [line items]
Business combination, consideration transferred, amount held in escrow	$ 20